Note 13 - Income Taxes - Schedule of Deferred Income Taxes (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Loss before income taxes	$ (3,129,368)	$ (3,763,075)	$ (3,511,667)
Statutory rate	27.00%	27.00%	27.00%
Expected income tax	$ (844,929)	$ (1,016,030)	$ (948,150)
Effect of different tax rates in foreign jurisdictions	27,574	(23,478)	(38,010)
Non-deductible share-based payments	481,815	251,942	353,360
Other permanent items	1,937	10,121	2,766
Change in deferred tax assets not recognized	300,505	50,106	151,738
Share issuance costs	(80,711)	(2,638)	(172,294)
True-ups and other	(113,809)	729,977	650,590
Deferred income tax (recovery) expenses